Share Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options exercised	0	0	0
Unvested share options held by employees		5,424,800
Incremental value related to modification in plan		$ 2,105
Non-vested share recognition period	1 year 6 months	2 years 1 month 24 days
Unrecognized compensation cost related to unvested share options	7,489	17,126
Cash received from the exercise of options under the share option plans
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested share recognition period		3 years
Stock Incentive Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under stock option plan	24,186,874
Stock Incentive Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	3 years
Share options granted vesting period	3 years
Stock Incentive Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted term	5 years
Share options granted vesting period	5 years